Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Alger ETF Trust
Entity Central Index Key	0001807486
Document Period End Date	Jun. 30, 2024
C000222789 [Member]
Shareholder Report [Line Items]
Fund Name	Alger 35 ETF
Class Name	Alger 35 ETF
Trading Symbol	ATFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger 35 ETF (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 ETF	$31	0.55%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger 35 ETF generated a 23.53% return for the fiscal six-month period ended June 30, 2024, compared to the 15.29% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corporation; Spotify Technology SA; Amazon.com, Inc.; Natera, Inc.; and Microsoft Corporation were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Cabaletta Bio, Inc.; 908 Devices Inc.; Autolus Therapeutics; Snap, Inc.; and Joby Aviation, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of the Fund since its inception. The graph assumes a $10,000 initial investment at Net Asset Value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	1 Year	Since Inception (5/3/21)
Alger 35 ETF	36.91%	2.14%
S&P 500 Index	24.56%	10.44%
Russell 3000 Growth Index	32.22%	11.47%

Performance Inception Date	May 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,498,948
Holdings Count | Holding	31	[1]
Investment Company Portfolio Turnover	152.51%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$19,498,948
Total number of portfolio holdings[1]	31
Portfolio turnover rate as of the end of the reporting period	152.51%
1	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	16.4%
Consumer Discretionary	14.0%
Energy	1.9%
Healthcare	9.0%
Industrials	4.9%
Information Technology	47.0%
Materials	2.0%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.8%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
In January 2024, George Ortega was added as a portfolio manager of the Fund.
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, administrator, and transfer agent from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective April 30, 2024, Alger Management contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through December 31, 2025 to the extent necessary to limit other expenses of the Fund to 0.10% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Material Fund Change Expenses [Text Block]
Effective April 30, 2024, Alger Management contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through December 31, 2025 to the extent necessary to limit other expenses of the Fund to 0.10% of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Updated Prospectus Phone Number	(800) 223-3810
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248577 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity ETF
Class Name	Alger Concentrated Equity ETF
Trading Symbol	CNEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity ETF (“Fund”) for the period of April 4, 2024 (commencement of operations) to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since inception?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity ETF	$14[1]	0.55%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 14	[2]
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity ETF generated a 11.65% return from its April 4, 2024, inception date to June 30, 2024, compared to the 10.63% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corporation; Apple Inc.; Microsoft Corporation; Taiwan Semiconductor Manufacturing Co., Ltd.; and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Mobileye Global, Inc.; Meta Platforms Inc; Advanced Micro Devices, Inc.; Visa Inc.; and Broadcom Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	Since Inception (4/4/24)
Alger Concentrated Equity ETF	11.65%
Russell 1000 Growth Index	10.63%
S&P 500 Index	6.43%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,235,743
Holdings Count | Holding	30	[3]
Investment Company Portfolio Turnover	17.31%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$5,235,743
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	17.31%
1	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	13.0%
Consumer Discretionary	11.1%
Energy	1.0%
Financials	4.1%
Healthcare	8.0%
Industrials	9.1%
Information Technology	49.2%
Utilities	1.4%
Short-Term Investments and Other Net Assets	3.1%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board of the Fund.
This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Updated Prospectus Phone Number	(800) 223-3810
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248578 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters ETF
Class Name	Alger AI Enablers & Adopters ETF
Trading Symbol	ALAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters ETF (“Fund”) for the period of April 4, 2024 (commencement of operations) to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since inception?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters ETF	$14[1]	0.55%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 14	[4]
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters ETF generated a 11.76% return from its April 4, 2024, inception date to June 30, 2024, compared to the 6.43% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corporation; Apple Inc.; Microsoft Corporation; Alphabet Inc.; and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Meta Platforms Inc; DraftKings, Inc.; Mobileye Global, Inc.; International Business Machines Corporation; and Salesforce, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	Since Inception (4/4/24)
Alger AI Enablers & Adopters ETF	11.76%
S&P 500 Index	6.43%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 7,166,844
Holdings Count | Holding	46	[5]
Investment Company Portfolio Turnover	28.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$7,166,844
Total number of portfolio holdings[1]	46
Portfolio turnover rate as of the end of the reporting period	28.28%
1	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	15.9%
Consumer Discretionary	13.5%
Consumer Staples	0.5%
Financials	3.6%
Healthcare	4.3%
Industrials	2.1%
Information Technology	52.3%
Real Estate	1.9%
Utilities	2.8%
Short-Term Investments and Other Net Assets	3.1%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board of the Fund.
This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Updated Prospectus Phone Number	(800) 223-3810
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000222788 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap 40 ETF
Class Name	Alger Mid Cap 40 ETF
Trading Symbol	FRTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap 40 ETF (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap 40 ETF	$33	0.60%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap 40 ETF generated a 18.31% return for the fiscal six-month period ended June 30, 2024, compared to the 5.98% return of Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, Super Micro Computer, Inc.; Vertiv Holdings Co.; Natera, Inc.; Micron Technology, Inc.; and AppFolio Inc were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Exact Sciences Corporation; Cabaletta Bio, Inc.; Akero Therapeutics, Inc.; Snowflake, Inc.; and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth of 2023 quarter grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of the Fund since its inception. The graph assumes a $10,000 initial investment at Net Asset Value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	1 Year	Since Inception (2/26/21)
Alger Mid Cap 40 ETF	26.30%	(4.75)%
Russell Midcap Growth Index	15.05%	2.53%
S&P 500 Index	24.56%	13.10%

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 37,002,601
Holdings Count | Holding	40	[6]
Investment Company Portfolio Turnover	91.35%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$37,002,601
Total number of portfolio holdings[1]	40
Portfolio turnover rate as of the end of the reporting period	91.35%
1	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	8.1%
Consumer Discretionary	10.4%
Consumer Staples	1.6%
Energy	2.5%
Financials	2.1%
Healthcare	12.2%
Industrials	23.8%
Information Technology	26.2%
Utilities	2.8%
Short-Term Investments and Other Net Assets	10.3%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, administrator, and transfer agent from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective April 30, 2024, Alger Management contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through December 31, 2025 to the extent necessary to limit other expenses of the Fund to 0.10% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Material Fund Change Expenses [Text Block]
Effective April 30, 2024, Alger Management contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through December 31, 2025 to the extent necessary to limit other expenses of the Fund to 0.10% of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Updated Prospectus Phone Number	(800) 223-3810
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000240821 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Enduring Growth ETF
Class Name	Alger Weatherbie Enduring Growth ETF
Trading Symbol	AWEG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Enduring Growth ETF (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Enduring Growth ETF	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Enduring Growth ETF returned 6.80% during the fiscal six-month period ended June 30, 2024, compared to the 5.98% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Consumer Staples and the largest sector underweight was Communication Services.
Contributors to Performance
The Industrials and Information Technology sectors provided the largest contributions to relative performance. Regarding individual positions, TransDigm Group Incorporated; Glaukos Corp; Impinj, Inc.; StepStone Group, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, Nevro Corp.; ACADIA Pharmaceuticals Inc.; Paylocity Holding Corp.; SiteOne Landscape Supply, Inc.; and Progyny, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of the Fund since its inception. The graph assumes a $10,000 initial investment at Net Asset Value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	1 Year	Since Inception (3/6/23)
Alger Weatherbie Enduring Growth ETF	12.89%	13.92%
Russell Midcap Growth Index	15.05%	15.92%
S&P 500 Index	24.56%	27.45%

Performance Inception Date	Mar. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Material Change Date	Apr. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,714,365
Holdings Count | Holding	25	[7]
Investment Company Portfolio Turnover	22.44%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$4,714,365
Total number of portfolio holdings[1]	25
Portfolio turnover rate as of the end of the reporting period	22.44%
1	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	1.4%
Consumer Discretionary	3.3%
Financials	4.8%
Healthcare	16.6%
Industrials	44.4%
Information Technology	16.3%
Real Estate	6.7%
Short-Term Investments and Other Net Assets	6.5%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, administrator, and transfer agent from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective April 30, 2024, Alger Management contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through December 31, 2025 to the extent necessary to limit other expenses of the Fund to 0.10% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Material Fund Change Expenses [Text Block]
Effective April 30, 2024, Alger Management contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through December 31, 2025 to the extent necessary to limit other expenses of the Fund to 0.10% of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Updated Prospectus Phone Number	(800) 223-3810
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger

[1]	Excludes Money Market Funds.
[2]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[3]	Excludes Money Market Funds.
[4]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[5]	Excludes Money Market Funds.
[6]	Excludes Money Market Funds.
[7]	Excludes Money Market Funds.